Summary of Significant Accounting Policies (Details) - Schedule of Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	Lesser of useful life and lease term
Land Use Right [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	43 years
Buildings [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	20 years
Machinery and Electronic Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	2 years
Machinery and Electronic Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	10 years
Office equipment, furniture and fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	2 years
Office equipment, furniture and fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years
Automobiles [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	3 years
Automobiles [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property, plant and equipment	5 years